OPERATING LEASE (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
OPERATING LEASE
Area of laboratory and office facility in San Diego, California (in square foot) | item	11,960
Monthly lease payments	$ 28,268
Percentage of annual escalations	3.00%
Additional extended lease term	5 years
Total rent expenses	$ 390,000	$ 385,000
Sublease income	$ 12,000	$ 12,000